Document and Entity Information	12 Months Ended
Dec. 31, 2025 shares
Document and Entity Information
Document Type	40-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2025
Securities Act File Number	001-40759
Entity Registrant Name	Bragg Gaming Group Inc.
Entity Incorporation, State or Country Code	CA
Entity Primary SIC Number	7379
Entity Tax Identification Number	00-0000000
Entity Address, Address Line One	130 King Street West, Suite 1955
Entity Address, City or Town	Toronto
Entity Address, State or Province	ON
Entity Address, Postal Zip Code	M5X 1E3
City Area Code	647
Local Phone Number	800-2282
Title of 12(b) Security	Common Shares, no par value
Trading Symbol	BRAG
Security Exchange Name	NASDAQ
Annual Information Form	true
Audited Annual Financial Statements	true
Entity Common Stock, Shares Outstanding	25,553,293
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Error correction flag	false
Auditor Firm ID	1930
Auditor Name	MNP LLP
Auditor Location	Toronto, Canada
Entity Central Index Key	0001867834
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Amendment Flag	false
Business Contact
Document and Entity Information
Contact Personnel Name	Puglisi & Associates
Entity Address, Address Line One	850 Library Avenue, Suite 204
Entity Address, City or Town	Newark
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19711
City Area Code	302
Local Phone Number	738-6680